Share-based Payments - Number and Weighted Average Exercise Prices of and Movements in Share Options (Detail)	10 Months Ended
Oct. 30, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at the beginning of the period | shares	1,062,250
Forfeited | shares	(25,084)
Exercised | shares	(97,715)
Expired | shares	(49,500)
Early settled | shares	(889,951)
Outstanding at the end of the period | shares	0
Exercisable at the end of the period | shares	0
Outstanding at the beginning of the period | $	$ 13.57
Forfeited | $	15.35
Exercised | $	7.21
Expired | $	20.57
Early settled | $	13.83
Outstanding at the end of the period | $	0
Exercisable at the end of the period | $	$ 0